LEASES (Details - Schedule of operating leases) - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Long-Lived Assets Held-for-sale [Line Items]
Total Right-of-use assets, net	$ 958,477	$ 35,445
Operating lease liabilities - current	211,600	16,150
Operating lease liabilities - non-current	746,877	19,295
Total	958,477	35,445
Vehicle Leases [Member]
Long-Lived Assets Held-for-sale [Line Items]
Total Right-of-use assets, net	19,419	$ 35,445
Premise Lease [Member]
Long-Lived Assets Held-for-sale [Line Items]
Total Right-of-use assets, net	914,233
Equipment Lease [Member]
Long-Lived Assets Held-for-sale [Line Items]
Total Right-of-use assets, net	$ 24,825